Performance Management	Apr. 30, 2026
Bluemonte Large Cap Core ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year.
Bluemonte Large Cap Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year.
Bluemonte Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year.
Bluemonte Dynamic Total Market ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year.
Bluemonte Global Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year.
Bluemonte Core Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year.
Bluemonte Short Term Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year.
Bluemonte Long Term Bond ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year.
Bluemonte Diversified Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on June 20, 2025 and, therefore, does not have performance for a full calendar year.
CORE16 Best of Breed Premier Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The Fund commenced operations on May 20, 2025 and, therefore, does not have performance for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on May 20, 2025 and, therefore, does not have performance for a full calendar year.
MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, which reflects the type of securities in which the Fund invests, and VettaFi Full World Index, a broad-based securities market index.  The VettaFi Full World Index is an unmanaged float-market cap weighted index that is designed to and targets each of its countries’ large midcap market cap space across developed and emerging markets. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.musqetf.com or by calling 1-855-MUSQ-ETF (687-7383).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, which reflects the type of securities in which the Fund invests, and VettaFi Full World Index, a broad-based securities market index.
Bar Chart [Heading]	Annual Total Returns as of 12/31*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2026 was -11.59%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	17.26%	Q2/2025
Lowest Return	-4.66%	Q4/2025

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(11.59%)
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	17.26%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(4.66%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
MUSQ Global Music Industry Index ETF	1 Year	Since Inception (07-06-2023)
Return Before Taxes	19.09%	6.35%
Return After Taxes on Distributions	18.91%	6.02%
Return After Taxes on Distributions and Sale of Fund Shares	11.42%	4.79%
MUSQ Global Music Industry Index (reflects no deduction for fees, expenses, or taxes)	20.17%	7.17%
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	22.89%	20.11%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.musqetf.com
Performance Availability Phone [Text]	687-7383
ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, which reflects the type of securities in which the Fund invests, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index.  The VettaFi Full World Index is an unmanaged float-market cap weighted index that is designed to and targets each of its countries large midcap market cap space across developed and emerging markets and the S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held U.S. common stocks. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.roboglobaletfs.com/robo or by calling toll-free 1-855-456-ROBO.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, which reflects the type of securities in which the Fund invests, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index.
Bar Chart [Heading]	Annual Total Returns as of 12/31*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2026 was 22.95%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	28.80%	Q2/2020
Lowest Return	-23.38%	Q2/2022

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	22.95%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	28.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(23.38%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ROBO Global® Robotics and Automation Index ETF	1 Year	5 Years	10 Years
Return Before Taxes	22.95%	2.84%	11.26%
Return After Taxes on Distributions	22.91%	2.83%	11.26%
Return After Taxes on Distributions and Sale of Fund Shares	13.76%	2.24%	9.44%
ROBO Global® Robotics and Automation Index (reflects no deduction for fees, expenses, or taxes)	24.07%	3.70%	12.09%
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	22.89%	11.65%	12.39%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.roboglobaletfs.com/robo
Performance Availability Phone [Text]	1-855-456-ROBO
ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, which reflects the type of securities in which the Fund invests, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index.  The VettaFi Full World Index is an unmanaged float-market cap weighted index that is designed to and targets each of its countries large midcap market cap space across developed and emerging markets and the S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held U.S. common stocks. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.roboglobaletfs.com/htec or by calling toll-free 1-855-456-ROBO.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, which reflects the type of securities in which the Fund invests, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index.
Bar Chart [Heading]	Annual Total Returns as of 12/31*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2026 was 5.39%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	30.72%	Q2/2020
Lowest Return	-20.77%	Q2/2022

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.39%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	30.72%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(20.77%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ROBO Global® Healthcare Technology and Innovation ETF	1 Year	5 Years	Since Inception (6-24-2019)
Return Before Taxes	23.98%	-3.90%	6.13%
Return After Taxes on Distributions	23.59%	-3.97%	6.08%
Return After Taxes on Distributions and Sale of Fund Shares	14.29%	-2.93%	4.83%
ROBO Global® Healthcare Technology and Innovation Index (reflects no deduction for fees, expenses, or taxes)	24.85%	-3.28%	6.85%
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	22.89%	11.65%	13.12%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	15.59%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.roboglobaletfs.com/htec
Performance Availability Phone [Text]	1-855-456-ROBO
ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, which reflects the type of securities in which the Fund invests, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index. The VettaFi Full World Index is an unmanaged float-market cap weighted index that is designed to and targets each of its countries large midcap market cap space across developed and emerging markets and the S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held U.S. common stocks. All returns assume reinvestment of dividends and distributions.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.roboglobaletfs.com/thnq or by calling toll-free 1-855-456-ROBO.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index, which reflects the type of securities in which the Fund invests, the VettaFi Full World Index, the Fund’s primary broad-based securities market index, and the S&P 500® Index.
Bar Chart [Heading]	Annual Total Returns as of 12/31*
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	*The performance information shown above is based on a calendar year. The Fund’s year-to-date return as of June 30, 2026 was 43.38%.
Bar Chart Closing [Text Block]	Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	24.13%	Q2/2025
Lowest Return	-28.15%	Q2/2022

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	43.38%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Return
Highest Quarterly Return	24.13%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest Return
Lowest Quarterly Return	(28.15%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.
Performance [Table]
ROBO Global® Artificial Intelligence ETF	1 Year	5 Years	Since Inception (5-8-2020)
Return Before Taxes	30.35%	9.75%	17.98%
Return After Taxes on Distributions	30.28%	9.74%	17.96%
Return After Taxes on Distributions and Sale of Fund Shares	18.01%	7.74%	14.76%
ROBO Global® Artificial Intelligence Index (reflects no deduction for fees, expenses, or taxes)	30.82%	10.12%	18.39%
VettaFi Full World Index (reflects no deduction for fees, expenses, or taxes)	22.89%	11.65%	16.16%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	17.96%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.

Performance Availability Website Address [Text]	www.roboglobaletfs.com/thnq
Performance Availability Phone [Text]	1-855-456-ROBO